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                                    FORM 13F

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2007

          Check here if Amendment [ ]; Amendment Number:
                                                         -------------

                       This Amendment (Check only one.):

                             [ ] is a restatement.

                         [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     RR Advisors, LLC
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Address:  200 Crescent Court, Suite 1060
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          Dallas, Texas 75201
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Form 13F File Number: 28-11321
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Raymond
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Title:    Member
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Phone:    (214) 871-8680
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Signature, Place, and Date of Signing:

/s/ Robert J. Raymond
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(Signature)


Dallas, Texas
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(City, State)


April 26, 2007
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(Date)

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:                   0
                                              -----------------------

Form 13F Information Table Entry Total:             33
                                              -----------------------

Form 13F Information Table Value Total:      $ 487,936 (thousands)
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List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None
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

                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
           COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7 VOTING AUTHORITY
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           NAME OF                  TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT    OTHER
            ISSUER                    CLASS        CUSIP     [x$1000]    PRN AMT   PRN CALL DISCRETION   MANAGERS SOLE  SHARED NONE
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
Antares Pharma Inc.               Common Stock   036642106       97       75,000   SH          SOLE                 X
Atlas Pipeline Partners, LP       Common Stock   049392103    2,528       52,800   SH          SOLE                 X
Atlas Pipeline Holdings LP Com    Common Stock   04939R108    4,383      179,100   SH          SOLE                 X
Breitburn Energy Partners, LP     Common Stock   106776107    7,566      233,745   SH          SOLE                 X
Compugen Limited                  Common Stock   M25722105      395      148,669   SH          SOLE                 X
Contango Oil & Gas Co New         Common Stock   21075N204    7,312      333,133   SH          SOLE                 X
Copano Energy LLC                 Common Stock   217202100   69,441    2,028,068   SH          SOLE                 X
Crosstex Energy LP                Common Stock   22765U102    7,623      211,687   SH          SOLE                 X
DCP Midstream Partners LP         Common Stock   23311P100   19,585      500,900   SH          SOLE                 X
Delta Pete Corp New               Common Stock   247907207    1,378       60,000   SH          SOLE                 X
Eagle Rock Energy Partners LP     Common Stock   26985R104   27,457    1,348,581   SH          SOLE                 X
Energy Transfer Equity            Common Stock   29273V100   23,341      636,000   SH          SOLE                 X
Energy Transfer Partners LP       Common Stock   29273R109   38,645      663,328   SH          SOLE                 X
Enterprise GP Holdings LP         Common Stock   293716106    1,560       39,400   SH          SOLE                 X
Genesis Energy LP                 Common Stock   371927104    7,467      349,900   SH          SOLE                 X
Global Partners LP                Common Stock   37946R109       19          528   SH          SOLE                 X
Hiland Holdgs GP LP               Common Stock   43129M107    3,573      115,814   SH          SOLE                 X
Holly Energy Partners LP          Common Stock   435763107    5,407      116,000   SH          SOLE                 X
Inergy Holdings, LP               Common Stock   45661Q107    3,035       66,683   SH          SOLE                 X
Inergy LP                         Common Stock   456615103    2,577       78,857   SH          SOLE                 X
Kinder Morgan Energy Partners LP  Common Stock   494550106      385        7,300   SH          SOLE                 X
K-Sea Transn Partners LP          Common Stock   48268Y101    8,061      201,020   SH          SOLE                 X
Linn Energy LLC                   Common Stock   536020100   49,641    1,459,179   SH          SOLE                 X
Magellan Midstream Partners LP    Common Stock   559080106      468       10,000   SH          SOLE                 X
Markwest Energy Partners LP       Common Stock   570759100   13,819      389,264   SH          SOLE                 X
Markwest Hydrocarbon Inc.         Common Stock   570762104      682       11,000   SH          SOLE                 X
Plains All American Pipeline LP   Common Stock   726503105  127,267    2,209,115   SH          SOLE                 X
Regency Energy Partners, LP       Common Stock   75885Y107   23,612      896,757   SH          SOLE                 X
Star Gas Partners LP              Common Stock   85512C105    4,131    1,056,526   SH          SOLE                 X
NuStar Energy, LP                 Common Stock   67058H102    1,299       19,500   SH          SOLE                 X
Westside Energy Corp              Common Stock   96149R100    1,221      478,750   SH          SOLE                 X
Williams Partners LP              Common Stock   96950F104   22,091      462,842   SH          SOLE                 X
Targa Resources Partners          Common Stock   87611X105    1,870       64,915   SH          SOLE                 X
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